Pinnacle Capital Management Balanced Fund
Investment Objective
The Pinnacle Growth and Income Fund (the “Fund”) seeks total return comprised of current income, growth of income, and capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts or waivers is available from your financial professional and in the section entitled “Investing in the Fund” on page 16 of this prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Pinnacle Capital Management Balanced Fund (USD $)	Class P	Class A	Class C
Maximum Sales Charge (Load)	none	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	none	none	1.00%
REDEMPTION FEES (as a percentage of the amount redeemed on shares sold after holding them for 60 days or less)	1.00%	1.00%	1.00%
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Pinnacle Capital Management Balanced Fund	Class P	Class A	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees	none	0.25%	1.00%
Other Expenses	0.24%	0.24%	0.24%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.02%	1.27%	2.02%

Expense Example

The following example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Pinnacle Capital Management Balanced Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class P	104	325	563	1,248
Class A	648	907	1,185	1,978
Class C	205	634	1,088	2,348

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.22% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities (including preferred stocks and warrants), debt securities and convertible securities.  The Fund may also invest in other investment companies such as mutual funds and exchange traded funds (ETFs) that invest primarily in these same securities.  The Fund may also invest in ETFs that hold physical commodities such as gold, silver, and other precious metals.  The allocation of the Fund’s investments across asset classes will vary substantially from time to time. The Fund’s investments in each asset class are not subject to limitation and are based upon Pinnacle Capital Management, LLC’s (the “Adviser”) assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction.  The Adviser will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve.  While there is no minimum dividend required for any single equity investment, as part of its evaluation process, the Adviser will consider an issuer’s ability to pay a current dividend as well as its ability to increase its dividend payout in the future.  The Adviser will select convertible or debt securities using a credit analysis that focuses on income-producing characteristics. Up to 10% of the Fund’s investments at the time of purchase may be in debt securities and convertible securities that are rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”). The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market securities). The Fund may employ a strategy of writing (selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed. In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities.

In making the Fund’s fixed income securities investments, the Fund may invest in  corporate bonds, debentures and notes, U.S. Government securities, municipal securities, foreign sovereign issued securities, mortgage-backed (including interest only, principal only mortgages and pools the underlying assets of which include, sub-prime”, negative amortization, no-document or non-performing mortgages, single-family, manufactured housing or commercial properties) and asset-backed securities, commercial paper, loans (including first lien, second, lien, senior and mortgage) , convertible debt securities, convertible preferred securities, bank debt, exchange traded funds primarily invested in fixed income securities, and mutual funds primarily invested in fixed income securities.  The Fund may invest in fixed income securities without regard to maturity.

With respect to the equity portion of the Fund’s portfolio, the Adviser may sell a security when it believes the security no longer fits within the Fund’s portfolio, when the Adviser’s financial forecast for the security deteriorates, when the security’s market price rises substantially above the Adviser’s estimated fair intrinsic value, or when in the Adviser’s opinion a more attractive investment opportunity arises to replace the stock.  With respect to the fixed portion of the Fund’s portfolio, the Adviser generally purchases fixed income securities with the intent of holding those securities to maturity.  Prior to maturity, however, the Adviser may sell a fixed income security if it believes the issuer of the fixed income security will no longer be able to pay interest and / or principal as scheduled or when in the Adviser’s opinion a more attractive investment opportunity arises to replace the security.  With the exception of selling based upon the uncovering of a more attractive investment opportunity, all sell decisions are intended to reduce downside risk and preserve the Fund’s capital.  Selling to take advantage of a more attractive investment opportunity may be intended to achieve long-term capital appreciation and / or preserve the Fund’s capital.

The Principal Risks of Investing in the Fund

Risks in General.  Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies.  The Fund may invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets, and may experience higher failure rates than do larger companies.

Foreign Risks.  Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets. Emerging markets may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Fixed Income Securities Risks.  Investing in fixed income securities subjects the Fund to interest rate risk and credit risk.  Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline.  Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities.  Junk bonds have more credit risk than investment grade bonds. The Adviser may, to a certain extent, rely on credit rating agencies’ assessments of the fixed income securities in which the Fund may invest, and to the extent the Adviser relies too heavily on those assessments without making an independent investigation of the quality of the particular securities, such security may be subject to more of the risks described in this paragraph - this risk arises as a result of conflicts of interest associated with credit rating agencies, which are paid by the issuers whose securities they rate.  Accordingly, a rating from a credit rating agency is not always an accurate predictor of risk and an investor could lose money in a security that is rated as investment grade by a credit rating agency.  Moreover, the risk associated with relying too heavily on credit rating agencies is heightened to the extent there is a lag between events that cause a downgrade of a particular security and the actual downgrading by the credit rating agency.

Convertible Bond Risk. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security. The prices of equity securities fluctuate from time to time based on changes in the company’s financial condition or overall market and economic conditions.

Sovereign Debt Securities Risks.  Sovereign debt securities in which the Fund may invest may be rated below investment grade if they are subject to ratings.  These securities usually offer higher yields than higher-rated securities but also are subject to greater risk than higher-rated securities.

Government-Sponsored Enterprise Risk.  The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae and Freddie Mac.  These entities are chartered or sponsored by Acts of Congress and are not funded by congressional appropriations and debt issued by these agencies are neither guaranteed nor insured by the U.S. government.

Investment Company Securities / ETF Risk.  The Fund will incur higher and duplicative expenses when it invests in other investment companies such as mutual funds and ETFs.  ETFs are also subject to the risks that they may trade above or below their actual net asset value.  There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. Some of the underlying funds, including the ETFs, will invest in equity securities which are generally affected by movements in the equity and stock markets.  Some of the underlying funds, including the ETFs in which the Fund may invest, may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulations. The Fund, through its investments in underlying funds (including the ETFs), may be exposed to various fixed income risks, including credit risk that the issuer of the security may not be able to make payments when due. Fixed income securities also face interest rate risk and duration risk. Interest rate risk refers to the risk that the prices of fixed income securities generally fall as interest rates rise; conversely, the prices of fixed income securities generally rise as interest rates fall.

Certain ETFs investing in physical commodities may not be investment companies and, as such, investors in those ETFs are not afforded the protections of the Investment Company Act of 1940, as amended.  Additionally, income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the regulated investment company (“RIC”) tax qualification tests under the Internal Revenue Code which may make it difficult for the Fund to qualify as a RIC.  If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax.  The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.  The performance of certain ETFs investing in interests in physical commodities is tied closely to and affected by developments in a specific sector, such as agriculture, and as such they are affected by the possibility that government regulation of that sector will negatively affect underlying investments of the ETF.

Mortgage-Backed / Asset-Backed Securities Risks.  Prepayment risk is associated with mortgage-backed and asset-backed securities.  If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments.  If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.  The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved.  The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly.  These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. To the extent the Fund invests in mortgage-backed securities whose underlying mortgages include so called “sub-prime”, negative amortization, no-document or non-performing mortgages, the risk of default is generally greater.  Additionally, certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family, commercial or other properties.  The credit risk on such mortgage-backed securities is affected by homeowners or borrowers defaulting on their loans. The Fund may invest in mortgage-backed securities issued by federal agencies or government sponsored enterprises which may subject the Fund to Government Sponsored Enterprise Risk noted above.  The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors.

Municipal Securities Risks.  To the extent the Fund invests in municipal securities, the Fund will be impacted by events that affect municipal securities markets.  Such events could include unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the Fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the Fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax (“AMT”).  To the extent the Fund invests in private activity bonds and municipal securities subject to taxation, the interest income on such investments may be subject to federal income taxes, the alternative minimum tax, or other state taxes.

Options Risk. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying security as well as changes in interest rates, dividends and market volatility. Writing call options provides the opportunity for adding total return to the Fund through the collection of call premiums. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.

Illiquid Risk. The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

New Fund and Management Risk.  The Fund is new and there is the risk that it may be unable to attract sufficient assets or to realize economies of scale.  Should the Fund be unable to attract sufficient assets or realize economies of scale, it may be liquidated at any time without shareholder approval and at a time that may not be favorable to shareholders as such a liquidation will trigger income tax consequences to shareholders. Additionally, the portfolio managers of the Fund do not have prior experience managing a registered investment company and that lack of experience may raise the risk associated with an investment in the Fund.

Performance History

The bar chart and performance table below illustrate the variability of the Fund’s Class C Shares (previously Investor Class Shares) returns.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance and indices of funds with similar investment objectives.  The performance of the comparative indices does not reflect deductions for fees, expenses or taxes.  The returns for the Fund’s other share classes will differ from the returns of the Class C Shares shown below because the expenses of the classes differ.  Sales loads are not reflected in the bar chart.  If sales loads were reflected, the performance would be lower.  Prior to August 16, 2013, the Fund was managed as a balanced fund employing a different investment objective and strategy.

For the periods included in the bar chart: Best Quarter 9.32%, 1st Quarter, 2012 Worst Quarter (4.46)%, 2nd Quarter, 2012 The year to date return as of June 30, 2013 was 6.47%.
Average Annual Total Return as of December 31, 2012
Average Annual Total Returns Pinnacle Capital Management Balanced Fund		1 Year	Since Inception
- Comparison Index - S&P 500 Index	[1]	15.21%	14.27%	[2]
- Comparison Index - Barclays Capital U.S. Aggregate Bond Index	[1]	5.25%	12.51%	[2]
- Comparison Index - 60% S&P 500 Total Return & 40% Barclays Aggregate Bond Index	[1]	11.29%	14.09%	[2]
Class C	[1]	9.64%	1.79%	[2]
Class C Return After Taxes on Distributions	[1]	9.61%	1.79%	[2]
Class C Return After Taxes on Distributions and Sale of Fund Shares	[1]	8.17%	1.52%	[2]
[1]	Class A and Class P Shares have not yet commenced operations.
[2]	The Inception Date is January 21, 2011.

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	Pinnacle Capital Management Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001497362
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Aug 16, 2013
Pinnacle Capital Management Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pinnacle Growth and Income Fund (the “Fund”) seeks total return comprised of current income, growth of income, and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts or waivers if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts or waivers is available from your financial professional and in the section entitled “Investing in the Fund” on page 16 of this prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.22%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing primarily in a combination of common stocks and other equity securities (including preferred stocks and warrants), debt securities and convertible securities.  The Fund may also invest in other investment companies such as mutual funds and exchange traded funds (ETFs) that invest primarily in these same securities.  The Fund may also invest in ETFs that hold physical commodities such as gold, silver, and other precious metals.  The allocation of the Fund’s investments across asset classes will vary substantially from time to time. The Fund’s investments in each asset class are not subject to limitation and are based upon Pinnacle Capital Management, LLC’s (the “Adviser”) assessment of economic conditions and market factors, including equity price levels, interest rate levels and their anticipated direction.  The Adviser will select common stocks by utilizing a fundamental, bottom-up research process intended to identify issuers whose financial fundamentals are expected to improve.  While there is no minimum dividend required for any single equity investment, as part of its evaluation process, the Adviser will consider an issuer’s ability to pay a current dividend as well as its ability to increase its dividend payout in the future.  The Adviser will select convertible or debt securities using a credit analysis that focuses on income-producing characteristics. Up to 10% of the Fund’s investments at the time of purchase may be in debt securities and convertible securities that are rated below investment grade or unrated and determined to be of similar quality (“high-yield securities” or “junk bonds”). The Fund may invest in issuers of any market capitalization (with a focus on $3 billion and above) and may invest a portion of its assets in non-U.S. securities (including emerging market securities). The Fund may employ a strategy of writing (selling) call options on the common stocks it holds; such strategy is intended to enhance Fund distributions and reduce overall portfolio risk, though there is no assurance that it will succeed. In addition to equity securities (such as preferred stocks and warrants), the Fund may invest in unregistered securities.

In making the Fund’s fixed income securities investments, the Fund may invest in  corporate bonds, debentures and notes, U.S. Government securities, municipal securities, foreign sovereign issued securities, mortgage-backed (including interest only, principal only mortgages and pools the underlying assets of which include, sub-prime”, negative amortization, no-document or non-performing mortgages, single-family, manufactured housing or commercial properties) and asset-backed securities, commercial paper, loans (including first lien, second, lien, senior and mortgage) , convertible debt securities, convertible preferred securities, bank debt, exchange traded funds primarily invested in fixed income securities, and mutual funds primarily invested in fixed income securities.  The Fund may invest in fixed income securities without regard to maturity.

With respect to the equity portion of the Fund’s portfolio, the Adviser may sell a security when it believes the security no longer fits within the Fund’s portfolio, when the Adviser’s financial forecast for the security deteriorates, when the security’s market price rises substantially above the Adviser’s estimated fair intrinsic value, or when in the Adviser’s opinion a more attractive investment opportunity arises to replace the stock.  With respect to the fixed portion of the Fund’s portfolio, the Adviser generally purchases fixed income securities with the intent of holding those securities to maturity.  Prior to maturity, however, the Adviser may sell a fixed income security if it believes the issuer of the fixed income security will no longer be able to pay interest and / or principal as scheduled or when in the Adviser’s opinion a more attractive investment opportunity arises to replace the security.  With the exception of selling based upon the uncovering of a more attractive investment opportunity, all sell decisions are intended to reduce downside risk and preserve the Fund’s capital.  Selling to take advantage of a more attractive investment opportunity may be intended to achieve long-term capital appreciation and / or preserve the Fund’s capital.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risks in General.  Domestic and foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of the Fund's investments. There is risk that these and other factors may adversely affect the Fund's performance. The loss of money is a risk of investing in the Fund.

Risks of Investing in Common Stocks.  Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Risks of Small and Medium Capitalization Companies.  The Fund may invest in the stocks of small and medium capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium capitalization companies may have limited product lines and markets, and may experience higher failure rates than do larger companies.

Foreign Risks.  Investing in foreign investments carries potential risks not associated with domestic investments, which may include currency exchange rate fluctuations; political and financial instability; less liquidity and greater volatility; lack of uniform accounting, auditing and financial reporting standards; less government regulation and supervision; increased price volatility; and delays in transaction settlement in some foreign markets. Emerging markets may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

Fixed Income Securities Risks.  Investing in fixed income securities subjects the Fund to interest rate risk and credit risk.  Interest rate risk is the risk that increases in interest rates can cause the prices of the Fund’s investments in fixed income securities to decline.  Credit risk is the risk that the issuer of bonds may not be able to meet interest or principal payments when bonds become due. The Fund could lose money or experience a lower rate of return if it holds high-yield securities (“junk bonds”) that are subject to higher credit risks and are less liquid than other fixed income securities.  Junk bonds have more credit risk than investment grade bonds. The Adviser may, to a certain extent, rely on credit rating agencies’ assessments of the fixed income securities in which the Fund may invest, and to the extent the Adviser relies too heavily on those assessments without making an independent investigation of the quality of the particular securities, such security may be subject to more of the risks described in this paragraph - this risk arises as a result of conflicts of interest associated with credit rating agencies, which are paid by the issuers whose securities they rate.  Accordingly, a rating from a credit rating agency is not always an accurate predictor of risk and an investor could lose money in a security that is rated as investment grade by a credit rating agency.  Moreover, the risk associated with relying too heavily on credit rating agencies is heightened to the extent there is a lag between events that cause a downgrade of a particular security and the actual downgrading by the credit rating agency.

Convertible Bond Risk. Convertible bonds are subject to the risks of equity securities when the underlying stock price is high relative to the conversion price (because more of the security’s value resides in the conversion feature) and debt instruments when the underlying stock price is low relative to the conversion price (because the conversion feature is less valuable). A convertible bond is not as sensitive to interest rate changes as a similar non-convertible debt instrument, and generally has less potential for gain or loss than the underlying equity security. The prices of equity securities fluctuate from time to time based on changes in the company’s financial condition or overall market and economic conditions.

Sovereign Debt Securities Risks.  Sovereign debt securities in which the Fund may invest may be rated below investment grade if they are subject to ratings.  These securities usually offer higher yields than higher-rated securities but also are subject to greater risk than higher-rated securities.

Government-Sponsored Enterprise Risk.  The Fund may invest in certain government-sponsored enterprises whose obligations are not direct obligations of the U.S. Treasury.  Such entities may include, without limitation, the Federal Home Loan Banks, Federal Farm Credit Banks, Fannie Mae and Freddie Mac.  These entities are chartered or sponsored by Acts of Congress and are not funded by congressional appropriations and debt issued by these agencies are neither guaranteed nor insured by the U.S. government.

Investment Company Securities / ETF Risk.  The Fund will incur higher and duplicative expenses when it invests in other investment companies such as mutual funds and ETFs.  ETFs are also subject to the risks that they may trade above or below their actual net asset value.  There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. Some of the underlying funds, including the ETFs, will invest in equity securities which are generally affected by movements in the equity and stock markets.  Some of the underlying funds, including the ETFs in which the Fund may invest, may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulations. The Fund, through its investments in underlying funds (including the ETFs), may be exposed to various fixed income risks, including credit risk that the issuer of the security may not be able to make payments when due. Fixed income securities also face interest rate risk and duration risk. Interest rate risk refers to the risk that the prices of fixed income securities generally fall as interest rates rise; conversely, the prices of fixed income securities generally rise as interest rates fall.

Certain ETFs investing in physical commodities may not be investment companies and, as such, investors in those ETFs are not afforded the protections of the Investment Company Act of 1940, as amended.  Additionally, income derived from investments in ETFs that invest in commodities may not be qualifying income for purposes of the regulated investment company (“RIC”) tax qualification tests under the Internal Revenue Code which may make it difficult for the Fund to qualify as a RIC.  If, in any year, the Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax.  The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.  The performance of certain ETFs investing in interests in physical commodities is tied closely to and affected by developments in a specific sector, such as agriculture, and as such they are affected by the possibility that government regulation of that sector will negatively affect underlying investments of the ETF.

Mortgage-Backed / Asset-Backed Securities Risks.  Prepayment risk is associated with mortgage-backed and asset-backed securities.  If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments.  If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money.  The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved.  The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly.  These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. To the extent the Fund invests in mortgage-backed securities whose underlying mortgages include so called “sub-prime”, negative amortization, no-document or non-performing mortgages, the risk of default is generally greater.  Additionally, certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family, commercial or other properties.  The credit risk on such mortgage-backed securities is affected by homeowners or borrowers defaulting on their loans. The Fund may invest in mortgage-backed securities issued by federal agencies or government sponsored enterprises which may subject the Fund to Government Sponsored Enterprise Risk noted above.  The values of assets underlying mortgage-backed and asset-backed securities may decline and, therefore, may not be adequate to cover underlying investors.

Municipal Securities Risks.  To the extent the Fund invests in municipal securities, the Fund will be impacted by events that affect municipal securities markets.  Such events could include unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the Fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the Fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax (“AMT”).  To the extent the Fund invests in private activity bonds and municipal securities subject to taxation, the interest income on such investments may be subject to federal income taxes, the alternative minimum tax, or other state taxes.

Options Risk. The value of the Fund’s positions in options fluctuates in response to changes in the value of the underlying security as well as changes in interest rates, dividends and market volatility. Writing call options provides the opportunity for adding total return to the Fund through the collection of call premiums. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Fund’s option strategies, and for these and other reasons, the Fund’s option strategies may not reduce the Fund’s volatility to the extent desired.

Illiquid Risk. The Fund may hold illiquid securities by virtue of the absence of a readily available market for certain of its investments, or because of legal or contractual restrictions on sales. The Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial to the Fund.

New Fund and Management Risk.  The Fund is new and there is the risk that it may be unable to attract sufficient assets or to realize economies of scale.  Should the Fund be unable to attract sufficient assets or realize economies of scale, it may be liquidated at any time without shareholder approval and at a time that may not be favorable to shareholders as such a liquidation will trigger income tax consequences to shareholders. Additionally, the portfolio managers of the Fund do not have prior experience managing a registered investment company and that lack of experience may raise the risk associated with an investment in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate the variability of the Fund’s Class C Shares (previously Investor Class Shares) returns.  The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how its average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance and indices of funds with similar investment objectives.  The performance of the comparative indices does not reflect deductions for fees, expenses or taxes.  The returns for the Fund’s other share classes will differ from the returns of the Class C Shares shown below because the expenses of the classes differ.  Sales loads are not reflected in the bar chart.  If sales loads were reflected, the performance would be lower.  Prior to August 16, 2013, the Fund was managed as a balanced fund employing a different investment objective and strategy.

Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Annual Return 2012	rr_AnnualReturn2012	9.64%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the periods included in the bar chart: Best Quarter 9.32%, 1st Quarter, 2012 Worst Quarter (4.46)%, 2nd Quarter, 2012 The year to date return as of June 30, 2013 was 6.47%.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.46%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Pinnacle Capital Management Balanced Fund | - Comparison Index - S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.21%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.27%	[1],[2]
Pinnacle Capital Management Balanced Fund | - Comparison Index - Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.51%	[1],[2]
Pinnacle Capital Management Balanced Fund | - Comparison Index - 60% S&P 500 Total Return & 40% Barclays Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.29%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	14.09%	[1],[2]
Pinnacle Capital Management Balanced Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
REDEMPTION FEES (as a percentage of the amount redeemed on shares sold after holding them for 60 days or less){neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Pinnacle Capital Management Balanced Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOther	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
REDEMPTION FEES (as a percentage of the amount redeemed on shares sold after holding them for 60 days or less){neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	907
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,185
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,978
Pinnacle Capital Management Balanced Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOther	1.00%
REDEMPTION FEES (as a percentage of the amount redeemed on shares sold after holding them for 60 days or less){neg}	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	205
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,348
1 Year	rr_AverageAnnualReturnYear01	9.64%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%	[1],[2]
Pinnacle Capital Management Balanced Fund | Class C | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.61%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%	[1],[2]
Pinnacle Capital Management Balanced Fund | Class C | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.17%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.52%	[1],[2]
[1]	Class A and Class P Shares have not yet commenced operations.
[2]	The Inception Date is January 21, 2011.